SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Contractual receivables	$ 8,452	$ 4,799
Effective yield interest receivables	9,028	6,232
Straight-line receivables	175,709	143,652
Lease inducements	10,982	13,571
Allowance	(309)	(78)
Accounts receivable - net	$ 203,862	$ 168,176